Liquidity and Going Concern (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Going Concern [Abstract]
Net loss		$ (10,910,288)	$ (16,312,374)
Working capital deficit	$ (4,275,781)
Net cash from operating activities		$ (4,235,845)	$ (7,398,391)